Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Current assets
Cash and cash equivalents	₩ 2,703,422	₩ 1,928,182	₩ 2,900,311
Trade and other receivables, net	5,680,349	5,964,565	5,477,634
Other financial assets	994,780	972,631	720,555
Current income tax assets	4,046	9,030	2,079
Inventories, net	1,074,634	642,027	454,588
Current assets held for sale	13,035	7,230
Other current assets	1,687,548	304,860	311,135
Current assets	12,157,814	9,828,525	9,866,302
Non-current assets
Trade and other receivables, net	842,995	828,832	709,011
Other financial assets	623,176	754,992	664,726
Property and equipment, net	13,068,257	13,562,319	14,312,111
Investment properties, net	1,091,084	1,189,531	1,148,044
Intangible assets, net	3,407,123	2,632,704	3,022,803
Investments in associates and joint ventures	272,407	279,431	284,075
Deferred income tax assets	465,369	712,222	701,409
Other non-current assets	545,895	107,165	106,099
Non-current assets	20,316,306	20,067,196	20,948,278
Total assets	32,474,120	29,895,721	30,814,580
Current liabilities
Trade and other payables	7,007,515	7,426,088	7,141,725
Borrowings	1,368,481	1,573,474	1,820,001
Other financial liabilities	942	37,224	233
Current income tax liabilities	249,837	82,984	102,843
Provisions	117,881	78,172	96,485
Deferred revenue	52,878	17,906	35,617
Other current liabilities	596,589	258,314	342,291
Current liabilities	9,394,123	9,474,162	9,539,195
Non-current liabilities
Trade and other payables	1,513,864	1,001,369	1,188,311
Borrowings	5,279,812	5,110,188	6,300,790
Other financial liabilities	163,454	149,267	108,431
Defined benefit liabilities, net	561,269	395,079	378,404
Provisions	163,995	124,858	100,694
Deferred revenue	110,702	91,698	85,372
Deferred income tax liabilities	204,785	128,462	137,680
Other non-current liabilities	423,626	237,284	58,761
Non-current liabilities	8,421,507	7,238,205	8,358,443
Total liabilities	17,815,630	16,712,367	17,897,638
Equity
Share capital	1,564,499	1,564,499	1,564,499
Share premium	1,440,258	1,440,258	1,440,258
Retained earnings	11,256,069	9,961,150	9,778,707
Accumulated other comprehensive income	50,158	30,985	(1,432)
Other components of equity	(1,181,083)	(1,205,302)	(1,217,934)
Equity attributable to owners of the Controlling Company	13,129,901	11,791,590	11,564,098
Non-controlling interest	1,528,589	1,391,764	1,352,844
Total equity	14,658,490	13,183,354	12,916,942
Total liabilities and equity	₩ 32,474,120	₩ 29,895,721	₩ 30,814,580